Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table summarizes compensation paid to the Company’s principal executive officer (“PEO”) as set forth in the Summary Compensation Table, compensation actually paid to the PEO, average compensation paid to the Company’s Non-PEO named executive officers ("NEOs”) as set forth in the Summary Compensation Table, and average compensation actually paid to the Company’s Non-PEO NEOs, each as calculated in accordance with SEC rules, and certain Company and peer group performance measures for the periods indicated:

					Value of Initial Fixed $100 Investment Based on (3):		000’s

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($)(4)	Operating Income ($)(4)

2025	2,187,652	2,397,455	1,088,477	1,215,324	163.00	159.55	53,017	95,363
2024	1,954,761	2,259,586	941,974	1,014,820	127.10	146.60	40,115	91,443
2023	1,707,848	2,109,366	894,343	1,029,150	116.78	131.90	34,951	87,041
2022	1,712,818	1,231,468	781,145	450,930	82.17	104.62	11,195	40,183
2021	1,078,110	920,864	835,208	823,730	139.69	122.96	29,851	39,356

(1)
For 2021, the PEO was Jeffrey S. Gorman. Scott A. King was promoted to Chief Executive Officer on January 1, 2022 and was the PEO for 2022, 2023, 2024, and 2025. For 2021, Non-PEO NEOs include Scott A. King, James C. Kerr and Brigette A. Burnell. For 2022, 2023, and 2024, Non-PEO NEOs include Jeffrey S. Gorman, James C. Kerr and Brigette A. Burnell. For 2025, Non-PEO NEO's include James C. Kerr and Brigette A. Burnell.
(2)
The “Reconciliation of Actual Compensation Paid” table below details the additions to and deductions from the Summary Compensation Table totals to calculate the Compensation Actually Paid amounts.
(3)
Represents cumulative shareholder total returns (assuming reinvestment of dividends) on $100 invested on December 31, 2020 through December 31, 2025 in the Company’s common shares and the Peer Group, S&P Industrial Machinery index.
(4)
2022, 2023, 2024, and 2025 results include the acquisition of Fill-Rite, a division of Tuthill, which was acquired on May 31, 2022. As further described in the Company’s Form 10-K, Fill-Rite’s results are included in the Company’s results beginning June 1, 2022. Certain one-time acquisition costs, as well as amortization of the set up in value of acquired inventories and backlog, are also included in the 2022 results.

Reconciliation of Actual Compensation Paid

The following table reconciles the PEO Summary Compensation Table total and the Non-PEO NEOs average Summary Compensation Table total to PEO Compensation Actually Paid and NEOs average Compensation Actually Paid for the periods indicated:

		Increase (Decrease) in Value of

	Total Compensation Paid from Summary Compensation Table ($)	Current Year Grants ($)	Prior Year Grants ($)	Grants Vesting in Current Year ($)	Grants from Prior Years Forfeited in Current Year ($)	Change in Pension Value, net of Service Cost ($)	Compensation Actually Paid ($)

PEO
2025	2,187,652	174,345	283,236	962	(183,750)	(64,990)	2,397,455
2024	1,954,761	28,616	269,916	6,467	-	(173)	2,259,586
2023	1,707,848	120,887	276,954	44,399	-	(40,722)	2,109,366
2022	1,712,818	(242,563)	(126,506)	-	(148,648)	36,367	1,231,468
2021	1,078,110	82,833	72,757	766	(188,535)	(125,067)	920,864
NEO Average
2025	1,088,477	66,829	149,093	497	(89,572)	-	1,215,324
2024	941,974	8,191	108,045	1,156	-	(44,546)	1,014,820
2023	894,343	42,301	102,519	31,857	-	(41,870)	1,029,150
2022	781,145	(59,617)	(121,939)	-	(148,659)	-	450,930
2021	835,208	63,501	48,497	447	(125,679)	1,757	823,730

	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21

Closing Share Price	$47.75	$37.92	$35.53	$25.62	$44.55

Company Selected Measure Name	OperatingIncome
Named Executive Officers, Footnote	For 2022, 2023, and 2024, Non-PEO NEOs include Jeffrey S. Gorman, James C. Kerr and Brigette A. Burnell. For 2025, Non-PEO NEO's include James C. Kerr and Brigette A. Burnell.
Peer Group Issuers, Footnote
(3)
Represents cumulative shareholder total returns (assuming reinvestment of dividends) on $100 invested on December 31, 2020 through December 31, 2025 in the Company’s common shares and the Peer Group, S&P Industrial Machinery index.

PEO Total Compensation Amount	$ 2,187,652	$ 1,954,761	$ 1,707,848	$ 1,712,818	$ 1,078,110
PEO Actually Paid Compensation Amount	$ 2,397,455	2,259,586	2,109,366	1,231,468	920,864
Adjustment To PEO Compensation, Footnote

Reconciliation of Actual Compensation Paid

The following table reconciles the PEO Summary Compensation Table total and the Non-PEO NEOs average Summary Compensation Table total to PEO Compensation Actually Paid and NEOs average Compensation Actually Paid for the periods indicated:

		Increase (Decrease) in Value of

	Total Compensation Paid from Summary Compensation Table ($)	Current Year Grants ($)	Prior Year Grants ($)	Grants Vesting in Current Year ($)	Grants from Prior Years Forfeited in Current Year ($)	Change in Pension Value, net of Service Cost ($)	Compensation Actually Paid ($)

PEO
2025	2,187,652	174,345	283,236	962	(183,750)	(64,990)	2,397,455
2024	1,954,761	28,616	269,916	6,467	-	(173)	2,259,586
2023	1,707,848	120,887	276,954	44,399	-	(40,722)	2,109,366
2022	1,712,818	(242,563)	(126,506)	-	(148,648)	36,367	1,231,468
2021	1,078,110	82,833	72,757	766	(188,535)	(125,067)	920,864
NEO Average
2025	1,088,477	66,829	149,093	497	(89,572)	-	1,215,324
2024	941,974	8,191	108,045	1,156	-	(44,546)	1,014,820
2023	894,343	42,301	102,519	31,857	-	(41,870)	1,029,150
2022	781,145	(59,617)	(121,939)	-	(148,659)	-	450,930
2021	835,208	63,501	48,497	447	(125,679)	1,757	823,730

Non-PEO NEO Average Total Compensation Amount	$ 1,088,477	941,974	894,343	781,145	835,208
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,215,324	1,014,820	1,029,150	450,930	823,730
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of Actual Compensation Paid

The following table reconciles the PEO Summary Compensation Table total and the Non-PEO NEOs average Summary Compensation Table total to PEO Compensation Actually Paid and NEOs average Compensation Actually Paid for the periods indicated:

		Increase (Decrease) in Value of

	Total Compensation Paid from Summary Compensation Table ($)	Current Year Grants ($)	Prior Year Grants ($)	Grants Vesting in Current Year ($)	Grants from Prior Years Forfeited in Current Year ($)	Change in Pension Value, net of Service Cost ($)	Compensation Actually Paid ($)

PEO
2025	2,187,652	174,345	283,236	962	(183,750)	(64,990)	2,397,455
2024	1,954,761	28,616	269,916	6,467	-	(173)	2,259,586
2023	1,707,848	120,887	276,954	44,399	-	(40,722)	2,109,366
2022	1,712,818	(242,563)	(126,506)	-	(148,648)	36,367	1,231,468
2021	1,078,110	82,833	72,757	766	(188,535)	(125,067)	920,864
NEO Average
2025	1,088,477	66,829	149,093	497	(89,572)	-	1,215,324
2024	941,974	8,191	108,045	1,156	-	(44,546)	1,014,820
2023	894,343	42,301	102,519	31,857	-	(41,870)	1,029,150
2022	781,145	(59,617)	(121,939)	-	(148,659)	-	450,930
2021	835,208	63,501	48,497	447	(125,679)	1,757	823,730

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The three items listed below are, in the Company’s assessment, the most important financial performance measures used by the Company to link Compensation Actually Paid for 2025 to Company performance:

1.
Operating income
2.
Adjusted operating income
3.
Average operating working capital to sales

Total Shareholder Return Amount	$ 163	127.1	116.78	82.17	139.69
Peer Group Total Shareholder Return Amount	159.55	146.6	131.9	104.62	122.96
Net Income (Loss)	$ 53,017,000	$ 40,115,000	$ 34,951,000	$ 11,195,000	$ 29,851,000
Company Selected Measure Amount	95,363,000	91,443,000	87,041,000	40,183,000	39,356,000
PEO Name	Scott A. King	Scott A. King	Scott A. King	Scott A. King	Jeffrey S. Gorman
Closing Share Price	$ 47.75	$ 37.92	$ 35.53	$ 25.62	$ 44.55
Measure:: 1
Pay vs Performance Disclosure
Name	Operating income
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted operating income
Measure:: 3
Pay vs Performance Disclosure
Name	Average operating working capital to sales
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (64,990)	$ (173)	$ (40,722)	$ 36,367	$ (125,067)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	174,345	28,616	120,887	(242,563)	82,833
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	283,236	269,916	276,954	(126,506)	72,757
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	962	6,467	44,399	0	766
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(183,750)	0	0	(148,648)	(188,535)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(44,546)	(41,870)	0	1,757
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	66,829	8,191	42,301	(59,617)	63,501
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	149,093	108,045	102,519	(121,939)	48,497
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	497	1,156	31,857	0	447
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (89,572)	$ 0	$ 0	$ (148,659)	$ (125,679)